Related Party Transactions - Narrative (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 09, 2021	Nov. 30, 2013	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 10, 2021	Jul. 31, 2017
Related Party Transaction [Line Items]
Operating lease cost			$ 301,000	$ 325,000	$ 1,015,000	$ 914,000	$ 1,142,000	$ 1,099,000
Variable cost			108,000	67,000	252,000	282,000	473,000	646,000
Conversion price (in dollars per share)	$ 11.57
Convertible notes payable			0		0		$ 0		$ 0
Series C preferred stock
Related Party Transaction [Line Items]
Conversion of convertible preferred stock into common stock upon IPO (in shares)	2,234,640
Convertible preferred stock, conversion price (in dollars per share)	$ 11.57
Shares of convertible preferred stock (in shares)							0
Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Potential maximum milestone payment		$ 9,000,000
Royalties and milestone payments, period		15 years
Affiliated Entity | Legal Services
Related Party Transaction [Line Items]
Expenses from transactions with related party							$ 3,900	100,000
Affiliated Entity | Ohr Cosmetics, LLC | License
Related Party Transaction [Line Items]
Revenue from license agreement			0	0	0	0	0	0
Equity Method Investee | NovaPark
Related Party Transaction [Line Items]
Operating lease cost			300,000	300,000	900,000	900,000	1,100,000	1,000,000
Variable cost			$ 100,000	$ 100,000	$ 300,000	$ 300,000	500,000	600,000
Directors and Family Member of Chief Executive Officer/Director | Common Stock
Related Party Transaction [Line Items]
Conversion of convertible notes (in shares)	149,500
Conversion price (in dollars per share)	$ 11.57
President and Chief Executive Officer and Director | Series C preferred stock
Related Party Transaction [Line Items]
Conversion of convertible preferred stock into common stock upon IPO (in shares)	165,094
Immediate Family Member of Management or Principal Owner | Consulting Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related party							0	100,000
Former Member of the Board of Directors | Consulting Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related party							$ 100,000	$ 100,000
Ohr Cosmetics, LLC | Chief Executive Officer
Related Party Transaction [Line Items]
Family of the Executive Chairman investment, ownership percentage							0.80%
Ohr Cosmetics, LLC | Immediate Family of Director and Chairman
Related Party Transaction [Line Items]
Family of the Executive Chairman investment, ownership percentage							80.60%
Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Investment, ownership percentage			2.40%		2.40%		2.40%
Ohr Cosmetics, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Investment, at cost										$ 150,000
NovaPark | Equity Method Investee
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			10.00%		10.00%		10.00%